Short-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Unrealized loss related to investments marketable securities	$ 640,998	$ 3,890,427